Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Current Assets
Cash and cash equivalents	$ 2,507,404	$ 19,402	$ 5,249	$ 425,632
Account receivable (Note 3)	229,708	1,345,080	1,462,698
Share subscription receivable (Note 4)		827,710	827,710	2,100,000
Total current assets	2,737,112	2,192,192	2,295,657	2,525,632
Digital Asset (Note 5)	5,000,000
Total Assets	7,737,112	2,192,192	2,295,657	2,525,632
Current Liabilities
Accruals and other payables (Note 6)	1,170,096	1,718,655	1,535,335	1,879,652
Loans payable (Note 7)		382,257	359,549	497,293
Total Liabilities	1,170,096	2,100,912	1,894,884	2,376,945
Stockholders’ Equity
Preferred stock, $0.001010 par value, authorized; 50,000,000 shares, 5,000.000 shares issued and outstanding as of December 31, 2021, December 31, 2020, September 30, 2020 and 2019.	5,050
Common stock, $0.001 par value, authorized: 50,000,000 shares. Issued and outstanding: 19,554,667 shares as of December 31, 2021; 16,191,529 shares as of December 31, 2020, September 30, 2020 and 2019.	19,554	16,191	16,191	16,191
Additional paid-in capital	49,306,193	40,114,606	40,114,606	40,114,606
Accumulated deficit	(43,788,360)	(41,048,510)	(40,661,350)	(40,734,066)
Accumulated other comprehensive income	1,024,579	1,008,993	931,326	751,956
Total Shareholders’ Equity	6,567,016	91,280	400,773	148,687
Total Liabilities and Shareholders’ Equity	$ 7,737,112	$ 2,192,192	$ 2,295,657	$ 2,525,632